Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of fixed assets, net
	As of December 31,	As of December 31,
	2021	2020

Furniture and computer equipment	$235,042	$131,300
Leasehold improvements	14,064	1,175,556
	249,106	1,306,856
Less: accumulated depreciation	(95,955)	(113,423)
Fixed assets, net	$153,151	$1,193,433